ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments

March 31, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 8.4%

Investment Company – 0.0%**
RIV Capital, Inc. (Canada)(a)	4,294,850	$285,636

Pharmaceuticals – 8.4%
Curaleaf Holdings, Inc.(a)	9,352,610	49,942,937
Hempfusion Wellness, Inc. (Canada)(a)	7,964,631	8
TerrAscend Corp. (Canada)†(a)	21,662,855	40,942,796
Total Pharmaceuticals		90,885,741

Total Common Stocks (Cost $101,984,111)		91,171,377

MONEY MARKET FUND – 14.1%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.21%(b) (Cost $153,684,454)	153,684,454	153,684,454

Total Investments – 22.5% (Cost $255,668,565)		244,855,831
Other Assets in Excess of Liabilities – 77.5%		842,759,810
Net Assets – 100.0%		$1,087,615,641

SOFR - Secured Overnight Financing Rate

**	Less than 0.05%.
†	Affiliated Company.

(a)	Non-income producing security.
(b)	Rate shown reflects the 7-day yield as of March 31, 2024.

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$91,171,377	$-	$-	$91,171,377
Money Market Fund	153,684,454	-	-	153,684,454
Swaps†	-	415,139	-	415,139
Total	$244,855,831	$415,139	$-	$245,270,970

Liabilities	Level 1	Level 2	Level 3	Total
Swaps†	$-	$(3,531,243)	$-	$(3,531,243)

†	Derivative instruments, including swap contracts, are valued at the net unrealized gain (loss) on the instrument.

SUMMARY OF SCHEDULE OF INVESTMENTS

	% of
	Net Assets
Investment Company	0.0	%**
Pharmaceuticals	8.4
Money Market Fund	14.1
Total Investments	22.5
Other Assets in Excess of Liabilities	77.5
Net Assets	100.0%

**	Less than 0.05%.

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Total return swap contracts outstanding as of March 31, 2024:

Reference Entity	Annual Financing Rate Paid	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
4Front Ventures ORD	SOFR + 1.25%	Monthly	11/20/2026	$3,489,408	$3,476,465	$(12,943)
4Front Ventures ORD	SOFR + 1.25%	Monthly	11/20/2026	295,704	299,052	3,348
Acreage Holdings FX SUB VOT CL E ORD	SOFR + 1.25%	Monthly	11/20/2026	964,787	962,156	(2,631)
Acreage Holdings FX SUB VOT CL E ORD	SOFR + 1.25%	Monthly	9/02/2024	91,022	90,850	(173)
Ascend Well	SOFR + 1.25%	Monthly	11/20/2026	2,457,142	2,447,076	(10,066)
AYR Rights Offering	SOFR + 1.25%	Monthly	3/01/2026	2,288,278	2,282,404	(5,874)
AYR Rights Offering	SOFR + 1.25%	Monthly	3/01/2026	1,770,714	1,770,714	-
AYR Wellness	SOFR + 1.25%	Monthly	11/20/2026	15,637,393	15,585,371	(52,022)
AYR Wellness	SOFR + 1.25%	Monthly	11/20/2026	12,396,608	12,442,392	45,784
C21 Investments ORD	SOFR + 1.25%	Monthly	9/02/2026	378,501	382,787	4,285
C21 Investments ORD	SOFR + 1.25%	Monthly	8/25/2026	3,595,531	3,579,978	(15,553)
Columbia Care ORD	SOFR + 1.25%	Monthly	9/02/2026	1,236,888	1,262,664	25,776
Columbia Care ORD	SOFR + 1.25%	Monthly	9/02/2026	12,263,135	12,219,275	(43,860)
Cresco Labs ORD	SOFR + 1.25%	Monthly	9/02/2026	6,436,671	6,491,212	54,542
Cresco Labs ORD	SOFR + 1.25%	Monthly	11/20/2026	55,921,360	55,704,555	(216,805)
Curaleaf Holdings SUB VOT	SOFR + 1.25%	Monthly	11/20/2026	143,159,506	142,615,076	(544,430)
Curaleaf Holdings SUB VOT ORD	SOFR + 1.25%	Monthly	11/20/2026	19,413,961	19,392,138	(21,822)
Glass House Brands	SOFR + 1.25%	Monthly	11/20/2026	25,672,796	25,576,398	(96,398)
Glass House Brands	SOFR + 1.25%	Monthly	9/02/2026	6,583,500	6,600,000	16,500
Gold Flora Corp	SOFR + 1.25%	Monthly	9/22/2024	1,370,986	1,365,845	(5,141)
Goodness Growth Hold	SOFR + 1.25%	Monthly	11/20/2026	1,998,748	1,990,786	(7,962)
Goodness Growth Hold	SOFR + 1.25%	Monthly	11/20/2026	477,892	514,517	36,625
Green Thumb Industries SUB VOT	SOFR + 1.25%	Monthly	11/20/2026	267,381,756	266,361,414	(1,020,342)
Green Thumb Industries SUB VOT ORD	SOFR + 1.25%	Monthly	9/02/2026	11,454,277	11,353,638	(100,638)
Grown Rogue International	SOFR + 1.25%	Monthly	11/20/2026	80,937	80,550	(387)
Grown Rogue International	SOFR + 1.25%	Monthly	11/20/2026	703,556	736,628	33,072
Jushi Holdings CL B SUB VOT ORD	SOFR + 1.25%	Monthly	11/20/2026	13,211,544	13,158,028	(53,517)
Jushi Holdings CL B SUB VOT ORD	SOFR + 1.25%	Monthly	9/02/2026	1,606,635	1,613,699	7,065
Lowell Farms ORD	SOFR + 1.25%	Monthly	11/20/2026	63,015	62,681	(334)
Marimed ORD	SOFR + 1.25%	Monthly	11/20/2026	487,362	490,973	3,611
Marimed ORD	SOFR + 1.25%	Monthly	11/20/2026	702,706	699,759	(2,947)
Planet 13 Holdings ORD	SOFR + 1.25%	Monthly	11/20/2026	7,088,584	7,061,104	(27,480)
Planet 13 Holdings ORD	SOFR + 1.25%	Monthly	9/02/2026	1,384,036	1,366,705	(17,332)
Schwazze (Medicine Man Technologies)	SOFR + 1.25%	Monthly	11/20/2026	1,543,130	1,673,975	130,845
Terrascend ORD	SOFR + 1.25%	Monthly	11/20/2026	18,360,215	18,289,351	(70,864)
Terrascend ORD	SOFR + 1.25%	Monthly	11/20/2026	1,282,465	1,292,432	9,967
Trulieve Cannabis ORD	SOFR + 1.25%	Monthly	11/20/2026	184,576,660	183,881,807	(694,853)
Trulieve Cannabis ORD	SOFR + 1.25%	Monthly	9/02/2026	16,528,240	16,541,120	12,880
Vapen Mj Ventures ORD	SOFR + 1.25%	Monthly	8/25/2026	1,059,350	1,055,187	(4,163)
Verano Holdings ORD	SOFR + 1.25%	Monthly	11/20/2026	135,368,190	134,865,484	(502,706)
Verano Holdings ORD	SOFR + 1.25%	Monthly	9/02/2026	16,868,306	16,898,653	30,347
Vext Science ORD	SOFR + 1.25%	Monthly	11/01/2026	16,048	16,540	492
Net Unrealized Depreciation						$(3,116,104)

Clear Street and Nomura act as the counterparties to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate. As of March 31, 2024, cash in the amount of $703,040,161 has been segregated as collateral from the broker for swap contracts.

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Affiliated holdings are investments or an affiliate of the Trust. Transactions with affiliated companies during the period ended March 31, 2024 were as follows:

Affiliated Holding Name	Value at 6/30/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 3/31/2024	Value at 3/31/2024	Dividend Income
Power REIT*	$380,905	$72,568	$(236,992)	$(8,386,176)	$8,169,695	-	$-	$-
TerrAscend Corp.	-	39,709,184	(494,310)	(45,140)	1,773,062	21,662,855	40,942,796	-
Urban-GRO, Inc.*	684,337	63,898	(739,398)	(5,080,920)	5,072,083	-	-	-
Total	$1,065,242	$39,845,650	$(1,470,700)	$(13,512,236)	$15,014,840	21,662,855	$40,942,796	$-

*	Security is no longer an affiliated company at period end.